Significant basis of preparation and accounting policies_Effect on other comprehensive income at date of initial application of IFRS 9 (Details) - KRW (₩) ₩ in Millions	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of effect on other comprehensive income at date of initial application of IFRS9 [Abstract]
Balance as of December 31, 2017 (prior to IFRS 9)		₩ (500,655)	₩ (572,210)	₩ (89,723)	₩ 173,368
Changes in amount due to reclassification [Abstract]
Reclassification of available-for-sale financial assets to financial assets at FVTPL	₩ (152,124)
Recognition of expected credit losses of debt securities at FVTOCI	4,293
Reclassification of available for sale financial assets(equity securities) to financial assets at FVTOCI	(397,508)
Effect on changes in credit risk of financial liabilities at fair value through profit or loss designated as upon initial recognition	(133)		₩ (133)
Others	3,499
Income tax effect	149,796
Adjustments	₩ (392,177)